Inventory (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Detailed Information About Inventories [Abstract]
Finished goods	$ 56,336	$ 28,871
Raw material	11,430	775
Work in process	6	25
Provision for obsolescence	(366)	(333)
Total	$ 67,406	$ 29,338